Assets arising from reinsurance contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 19,202	€ 11,208
Normal course of business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	6,648	7,609
Exit of a business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 12,553	€ 3,599